Condensed Balance Sheets - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current Assets
Cash	$ 36,716	$ 66,390	$ 101,354
Accounts receivable	18,425	43,883	58,620
Inventory	92,673	112,549	106,198
Total Current Assets	147,814	222,822	266,172
TOTAL ASSETS	147,814	222,822	266,172
Current Liabilities
Accounts payable	15,841	2,292	52,434
Related party payable	46,916	126,976	170,647
Total Current Liabilities	62,757	129,268	223,081
TOTAL LIABILITIES	62,757	129,268	223,081
STOCKHOLDERS' EQUITY
Common Stock; Authorized 50,000,000 common shares, $0.0001 par value, 15,000,000 shares issued and outstanding on March 31, 2016, December 31, 2015 and 2014, respectively	1,500	1,500	1,500
Retained Earnings	83,557	92,054	41,591
TOTAL STOCKHOLDERS' EQUITY	85,057	93,554	43,091
TOTAL LIABILITIES & STOCKHOLDERS' EQUITY	$ 147,814	$ 222,822	$ 266,172